AMG Managers Essex Small/Micro Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 99.0%			Natera, Inc.*	13,769	$453,689
Consumer Discretionary - 8.2%			Novocure, Ltd. (Jersey) *	4,347	394,968
Beazer Homes USA, Inc.*,1	24,634	$308,664	Nuvectra Corp. *	17,144	33,431
Callaway Golf Co. [1]	14,076	249,990	Oxford Immunotec Global PLC (United Kingdom)*	14,591	194,936
Chegg, Inc.*,1	9,185	364,094	RadNet, Inc.*	14,643	203,684
Five Below, Inc. *	2,651	325,728	Recro Pharma, Inc.*	21,574	253,710
Johnson Outdoors, Inc., Class A	2,082	116,592	SeaSpine Holdings Corp.*	11,461	125,956
Kirkland's, Inc. *	11,343	16,674	Strongbridge Biopharma PLC *	46,211	119,687
Skyline Champion Corp. *,1	7,630	213,640	Tandem Diabetes Care, Inc.*,1	3,801	275,306
Total Consumer Discretionary		1,595,382	Veracyte, Inc.*	24,371	645,832
Consumer Staples - 1.9%			Vericel Corp. *,1	13,167	217,782
B&G Foods, Inc.[1]	5,646	95,587	ViewRay, Inc. *	21,578	85,017
Central Garden & Pet Co., Class A *	4,918	118,327	Total Health Care		6,293,131
Reed's, Inc. *	31,563	58,392	Industrials - 17.9%
SunOpta, Inc. (Canada) *	42,191	97,039	ARC Document Solutions, Inc.*	55,478	77,114
Total Consumer Staples		369,345	Arotech Corp. *	44,511	105,491
Energy - 3.8%			Blue Bird Corp. *,1	10,119	184,571
Aspen Aerogels, Inc. *	46,973	283,717	Builders FirstSource, Inc. *	12,904	250,983
Matador Resources Co. *,1	13,326	208,552	CECO Environmental Corp.*	23,511	163,401
Profire Energy, Inc. *	63,810	97,629	Columbus McKinnon Corp.	5,802	187,811
TETRA Technologies, Inc. *	86,500	143,590	Gencor Industries, Inc.*	7,687	87,939
Total Energy		733,488	InnerWorkings, Inc.*	44,134	187,128
Financials - 4.7%			LB Foster Co., Class A*	9,979	198,682
Baycom Corp.*,1	8,960	198,016	LSI Industries, Inc.	24,325	108,733
Cowen, Inc. , Class A*,1	14,975	233,759	Luxfer Holdings PLC (United Kingdom)	11,941	187,593
Evercore, Inc. , Class A [1]	2,004	159,839	Manitex International, Inc. *,1	24,194	135,970
HCI Group, Inc.	4,473	174,313	Patrick Industries, Inc. *,1	5,573	201,408
Heritage Insurance Holdings, Inc.	11,571	151,696	RADA Electronic Industries, Ltd. (Israel) *	50,662	246,724
Total Financials		917,623	Radiant Logistics, Inc.*	50,808	247,943
Health Care - 32.2%			Sterling Construction Co., Inc.*	21,055	235,606
Alphatec Holdings, Inc. *	35,321	184,729	Tecogen, Inc.*	31,713	88,479
Avid Bioservices, Inc. *	48,287	333,180	Transcat, Inc. *	5,300	123,119
BioDelivery Sciences International, Inc. *	40,412	173,367	Ultralife Corp. *	19,547	167,518
BioLife Solutions, Inc. *	22,541	466,373	USA Truck, Inc.*	11,547	100,228
Chembio Diagnostics, Inc. *	15,635	78,957	Willdan Group, Inc.*,1	6,062	219,141
Codexis, Inc.*,1	20,568	288,569	Total Industrials		3,505,582
CryoPort, Inc. *	18,276	397,686	Information Technology - 26.3%
Cutera, Inc.*	9,560	275,997	AXT, Inc.*,1	34,028	115,355
EyePoint Pharmaceuticals, Inc. *	88,493	132,740	Bel Fuse, Inc. , Class B	8,187	90,057
Harvard Bioscience, Inc. *	56,451	139,998	Benefitfocus, Inc.*	5,022	131,175
Insulet Corp.*,1	3,233	498,432	Cloudera, Inc.*,1	30,909	220,690
Invacare Corp.	24,036	116,334	EXFO, Inc. (Canada)*	40,115	146,420
Misonix, Inc. *	10,356	202,771	Ichor Holdings, Ltd.*,1	8,110	172,419

AMG Managers Essex Small/Micro Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value			Shares	Value
Information Technology - 26.3%				Rights - 0.0%
(continued)				Health Care - 0.0%
Identiv, Inc. *	51,223	$248,431		SteadyMed, Ltd., CVR[2,3]
Immersion Corp.*	24,847	203,994		(Cost $11,375)	42,924	$0
Impinj, Inc. *	11,826	430,230
					Principal
Intevac, Inc. *	36,972	180,054			Amount
Kimball Electronics, Inc. *	10,060	132,893	Short	-Term Investments - 2.4%
Lantronix, Inc. *	37,452	122,842		Joint Repurchase Agreements - 1.3%[4]
Lumentum Holdings, Inc.*,1	2,419	134,883		Barclays Capital, Inc. , dated 08/30/19, due
Luna Innovations, Inc. *	35,260	224,606		09/03/19, 2.150% total to be received $254,511
				(collateralized by various U.S. Treasuries,
Mimecast, Ltd.*	5,906	241,733		3.000% - 3.125%, 05/15/45 - 05/15/48, totaling
Mitek Systems, Inc.*	30,427	308,530		$259,539)	$254,450	254,450
Model N, Inc.*	12,462	356,787			Shares
Novanta, Inc. *	7,154	536,550		Other Investment Companies - 1.1%
OneSpan, Inc.*	10,487	141,574		Dreyfus Government Cash Management Fund,
				Institutional Shares, 2.00% [5]	74,089	74,089
Proofpoint, Inc. *	2,212	251,305
Telenav, Inc. *	25,443	288,015		Dreyfus Institutional Preferred Government
				Money Market Fund, Institutional Shares,
Viavi Solutions, Inc. *	19,803	275,064		2.06% [5]	74,088	74,088
Zix Corp.*	26,372	193,834
				JPMorgan U.S. Government Money Market Fund,
Total Information Technology		5,147,441		IM Shares, 2.06%[5]	76,334	76,334
Materials - 3.1%				Total Other Investment Companies		224,511
Carpenter Technology Corp. [1]	3,538	172,088		Total Short-Term Investments
Ferro Corp. *	10,719	109,227		(Cost $478,961)		478,961
				Total Investments - 101.4%
Hawkins, Inc.	5,461	242,195		(Cost $15,367,611)		19,821,243
Marrone Bio Innovations, Inc. *	56,869	77,911
				Other Assets, less Liabilities - (1.4)%		(282,252)
Total Materials		601,421
				Net Assets - 100.0%		$19,538,991
Utilities - 0.9%
AquaVenture Holdings, Ltd. *,1	10,117	178,869
Total Common Stocks
(Cost $14,877,275)		19,342,282

* Non-income producing security.				[4] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $4,052,252 or 20.7% of net assets, were out on				repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury				[5] Yield shown represents the August 31, 2019, seven day average yield, which refers to
Obligations. See Notes to Schedule of Portfolio of Investments.				the sum of the previous seven days' dividends paid, expressed as an annual
[2] Security's value was determined by using significant unobservable inputs.				percentage.
[3] This security is restricted and not available for re-sale. The security was received as				CVR Contingent Value Rights
part of a corporate action on August 31, 2018.

AMG Managers Essex Small/Micro Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$19,342,282	—	—	$19,342,282
Rights ††	—	—	$0	0
Short-Term Investments
Joint Repurchase Agreements	—	$254,450	—	254,450
Other Investment Companies	224,511	—	—	224,511
Total Investments in Securities	$19,566,793	$254,450	$0	$19,821,243

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.
All rights held in the fund are level 3 securities.

At August 31, 2019, Level 3 securities represent Rights received as a result of a corporate action. The security's value was determined by using significant unobservable inputs which generated no change in unrealized appreciation/depreciation.

For the period ended August 31, 2019, there were no transfers in or out of Level 3.

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund's portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedule of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at August 31, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received

$4,052,252	$254,450	$3,898,257	$4,152,707

The following table summarizes the securities received as collateral for securities lending at August 31, 2019:

Collateral	Coupon	Maturity
Type	Range	Date Range

U. S. Treasury Obligations	0.000%-8.750%	09/19/19-02/15/49